Income tax expense	12 Months Ended
Dec. 31, 2021
Income tax expense
Income tax expense

9            Income tax expense

PRC corporate income tax have been provided for subsidiaries established and operating in Mainland China at the rate of 25% (2019 and 2020: 25%) on the estimated assessable profit for the year.

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	20,393	486	8,208
Deferred tax
Origination and reversal of temporary differences (Note 21)	(6,357)	(13,073)	(20,006)
Income tax expense/(credit)	14,036	(12,587)	(11,798)

The taxation on the Group’s (loss)/profit before income tax differs from the theoretical amount that would arise using the taxation rate of PRC, the principal place of the Group’s operations, as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax	152,364	(259,492)	(681,314)
Calculated at a taxation rate of 25%	38,091	(64,873)	(170,329)
Expenses not tax deductible	25,920	42,824	42,450
Income not subject to tax	(50,693)	(1,165)	—
Utilisation of previously unrecognised tax losses	—	(428)	—
Recognition of previously unrecognised temporary difference	384	(520)	—
Tax losses not recognized	2,369	13,034	117,454
Difference in overseas tax rates	(124)	351	(304)
Under‑provision in respect of prior years	—	—	—
Over‑provision in respect of prior years	(1,727)	(1,810)	(1,069)
Effect of preferential tax rates	(184)	—	—
Income tax expense/(credit)	14,036	(12,587)	(11,798)

9            Income tax expense (Continued)

(a)	Cayman Islands Income Tax

The Company is incorporated in the Cayman Islands as an exempted company with limited liability under the Companies Law of Cayman Islands and accordingly, is exempted from Cayman Islands income tax.

(b)	Hong Kong Profits Tax

Hong Kong profits tax rate has been provided at the rate of 16.5%on the estimated assessable profit for each of the years ended 31 December 2019, 2020 and 2021.

(c)	PRC Enterprise Income Tax (“EIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25%on the estimated assessable profits for each of the year, based on the existing legislation, interpretations and practices in respect thereof.

(d)	Singapore Corporation income tax

The income tax provision of the Group in respect of operations in the Singapore has been calculated at the tax rate of 17%on the estimated assessable profits for each of the year, based on the existing legislation, interpretations and practices in respect thereof.